Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Franklin Mutual Series Funds
Entity Central Index Key	0000825063
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Beacon Fund
Class Name	Class A
Trading Symbol	TEBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Mutual Beacon Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$106	1.02%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class A shares of Franklin Mutual Beacon Fund returned 7.52%. The Fund compares its performance to the MSCI World Value Index-NR, which returned 11.47% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	DBS Group, a Singaporean bank, as earnings at the well-managed bank have been robust on growth in its commercial and consumer banking businesses.
↑	Johnson Controls, an HVAC manufacturer, amid strong demand for its cooling systems from data center builders.
↑	Parker-Hannifin, an industrials company, as organic growth, orders and margins have all been strong despite a weaker macroeconomic backdrop.

Top detractors from performance:
↓	Samsung Electronics, a South Korea-based consumer electronics manufacturer, as shares de-rated on concerns about execution at its DRAM business and adoption of its leading-edge high-bandwidth memory.
↓	Heineken, a beer company, on weaker growth in Europe.
↓	Schlumberger, an oilfield services firm, amid both weaker oil prices and softer North American results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class A	7.52	5.68	6.64
Class A (with sales charge)	1.58	4.48	6.03
MSCI All Country World Index-NR	17.49	10.06	9.23
MSCI World Value Index-NR	11.47	6.97	6.65

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 29, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,061,975,005
Holdings Count | $ / shares	35	[1]
Advisory Fees Paid, Amount	$ 21,717,763
Investment Company Portfolio Turnover	15.03%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$3,061,975,005
Total Number of Portfolio Holdings*	35
Total Management Fee Paid	$21,717,763
Portfolio Turnover Rate	15.03%
[1]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 29, 2024, Christian Correa stepped down as portfolio manager of the Fund.
This is a summary of a change to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025,  at      https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Beacon Fund
Class Name	Class C
Trading Symbol	TEMEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Mutual Beacon Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$183	1.77%

Expenses Paid, Amount	$ 183
Expense Ratio, Percent	1.77%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class C shares of Franklin Mutual Beacon Fund returned 6.77%. The Fund compares its performance to the MSCI World Value Index-NR, which returned 11.47% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	DBS Group, a Singaporean bank, as earnings at the well-managed bank have been robust on growth in its commercial and consumer banking businesses.
↑	Johnson Controls, an HVAC manufacturer, amid strong demand for its cooling systems from data center builders.
↑	Parker-Hannifin, an industrials company, as organic growth, orders and margins have all been strong despite a weaker macroeconomic backdrop.

Top detractors from performance:
↓	Samsung Electronics, a South Korea-based consumer electronics manufacturer, as shares de-rated on concerns about execution at its DRAM business and adoption of its leading-edge high-bandwidth memory.
↓	Heineken, a beer company, on weaker growth in Europe.
↓	Schlumberger, an oilfield services firm, amid both weaker oil prices and softer North American results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class C	6.77	4.89	5.83
Class C (with sales charge)	5.77	4.89	5.83
MSCI All Country World Index-NR	17.49	10.06	9.23
MSCI World Value Index-NR	11.47	6.97	6.65

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 29, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,061,975,005
Holdings Count | $ / shares	35	[2]
Advisory Fees Paid, Amount	$ 21,717,763
Investment Company Portfolio Turnover	15.03%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$3,061,975,005
Total Number of Portfolio Holdings*	35
Total Management Fee Paid	$21,717,763
Portfolio Turnover Rate	15.03%
[2]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 29, 2024, Christian Correa stepped down as portfolio manager of the Fund.
This is a summary of a change to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025,  at      https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Beacon Fund
Class Name	Class R
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Mutual Beacon Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$132	1.27%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R shares of Franklin Mutual Beacon Fund returned 7.24%. The Fund compares its performance to the MSCI World Value Index-NR, which returned 11.47% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	DBS Group, a Singaporean bank, as earnings at the well-managed bank have been robust on growth in its commercial and consumer banking businesses.
↑	Johnson Controls, an HVAC manufacturer, amid strong demand for its cooling systems from data center builders.
↑	Parker-Hannifin, an industrials company, as organic growth, orders and margins have all been strong despite a weaker macroeconomic backdrop.

Top detractors from performance:
↓	Samsung Electronics, a South Korea-based consumer electronics manufacturer, as shares de-rated on concerns about execution at its DRAM business and adoption of its leading-edge high-bandwidth memory.
↓	Heineken, a beer company, on weaker growth in Europe.
↓	Schlumberger, an oilfield services firm, amid both weaker oil prices and softer North American results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class R	7.24	5.41	6.37
MSCI All Country World Index-NR	17.49	10.06	9.23
MSCI World Value Index-NR	11.47	6.97	6.65

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 29, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,061,975,005
Holdings Count | $ / shares	35	[3]
Advisory Fees Paid, Amount	$ 21,717,763
Investment Company Portfolio Turnover	15.03%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$3,061,975,005
Total Number of Portfolio Holdings*	35
Total Management Fee Paid	$21,717,763
Portfolio Turnover Rate	15.03%
[3]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 29, 2024, Christian Correa stepped down as portfolio manager of the Fund.
This is a summary of a change to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025,  at      https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Beacon Fund
Class Name	Class R6
Trading Symbol	FMBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Mutual Beacon Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$75	0.72%
[4]
Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R6 shares of Franklin Mutual Beacon Fund returned 7.88%. The Fund compares its performance to the MSCI World Value Index-NR, which returned 11.47% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	DBS Group, a Singaporean bank, as earnings at the well-managed bank have been robust on growth in its commercial and consumer banking businesses.
↑	Johnson Controls, an HVAC manufacturer, amid strong demand for its cooling systems from data center builders.
↑	Parker-Hannifin, an industrials company, as organic growth, orders and margins have all been strong despite a weaker macroeconomic backdrop.

Top detractors from performance:
↓	Samsung Electronics, a South Korea-based consumer electronics manufacturer, as shares de-rated on concerns about execution at its DRAM business and adoption of its leading-edge high-bandwidth memory.
↓	Heineken, a beer company, on weaker growth in Europe.
↓	Schlumberger, an oilfield services firm, amid both weaker oil prices and softer North American results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class R6	7.88	6.01	6.98
MSCI All Country World Index-NR	17.49	10.06	9.23
MSCI World Value Index-NR	11.47	6.97	6.65

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 29, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,061,975,005
Holdings Count | $ / shares	35	[5]
Advisory Fees Paid, Amount	$ 21,717,763
Investment Company Portfolio Turnover	15.03%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$3,061,975,005
Total Number of Portfolio Holdings*	35
Total Management Fee Paid	$21,717,763
Portfolio Turnover Rate	15.03%
[5]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 29, 2024, Christian Correa stepped down as portfolio manager of the Fund.
This is a summary of a change to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025,  at      https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Z
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Beacon Fund
Class Name	Class Z
Trading Symbol	BEGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Mutual Beacon Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$80	0.77%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class Z shares of Franklin Mutual Beacon Fund returned 7.83%. The Fund compares its performance to the MSCI World Value Index-NR, which returned 11.47% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	DBS Group, a Singaporean bank, as earnings at the well-managed bank have been robust on growth in its commercial and consumer banking businesses.
↑	Johnson Controls, an HVAC manufacturer, amid strong demand for its cooling systems from data center builders.
↑	Parker-Hannifin, an industrials company, as organic growth, orders and margins have all been strong despite a weaker macroeconomic backdrop.

Top detractors from performance:
↓	Samsung Electronics, a South Korea-based consumer electronics manufacturer, as shares de-rated on concerns about execution at its DRAM business and adoption of its leading-edge high-bandwidth memory.
↓	Heineken, a beer company, on weaker growth in Europe.
↓	Schlumberger, an oilfield services firm, amid both weaker oil prices and softer North American results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class Z	7.83	5.96	6.91
MSCI All Country World Index-NR	17.49	10.06	9.23
MSCI World Value Index-NR	11.47	6.97	6.65

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 29, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,061,975,005
Holdings Count | $ / shares	35	[6]
Advisory Fees Paid, Amount	$ 21,717,763
Investment Company Portfolio Turnover	15.03%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$3,061,975,005
Total Number of Portfolio Holdings*	35
Total Management Fee Paid	$21,717,763
Portfolio Turnover Rate	15.03%
[6]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 29, 2024, Christian Correa stepped down as portfolio manager of the Fund.
This is a summary of a change to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025,  at      https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Global Discovery Fund
Class Name	Class A
Trading Symbol	TEDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Mutual Global Discovery Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$124	1.21%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class A shares of Franklin Mutual Global Discovery Fund returned 4.57%. The Fund compares its performance to the MSCI World Value Index-NR, which returned 11.47% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fiserv, a payments firm, as its Clover business continues to see robust growth, driven by higher value-added services penetration.
↑	DBS Group, a Singaporean bank, as earnings at the well-managed bank have been robust on growth in its commercial and consumer banking businesses.
↑	Tencent, China-based online firm, on a recovery in its gaming business, strong advertising growth and improved shareholder returns.

Top detractors from performance:
↓	Samsung Electronics, a South Korea-based consumer electronics manufacturer, as shares de-rated on concerns about execution at its DRAM business and adoption of its leading-edge high-bandwidth memory.
↓	CVS Health, a pharmacy and health care services provider, on soft results due to execution issues and struggles at its Medicare Advantage business.
↓	Humana, a U.S. managed care company, on higher medical costs at its Medicare Advantage business and a weaker earnings outlook.
Use of derivatives and the impact on performance:
The Fund utilized currency forward contracts and currency futures contracts to hedge against currency risk. These derivatives contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class A	4.57	6.36	6.00
Class A (with sales charge)	-1.19	5.16	5.40
MSCI All Country World Index-NR	17.49	10.06	9.23
MSCI World Value Index-NR	11.47	6.97	6.65

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 29, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 8,699,133,165
Holdings Count | $ / shares	70	[7]
Advisory Fees Paid, Amount	$ 77,657,443
Investment Company Portfolio Turnover	34.55%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$8,699,133,165
Total Number of Portfolio Holdings*	70
Total Management Fee Paid	$77,657,443
Portfolio Turnover Rate	34.55%
[7]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 29, 2024, Katrina Dudley stepped down as portfolio manager of the Fund.
This is a summary of a change to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025,  at      https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Global Discovery Fund
Class Name	Class C
Trading Symbol	TEDSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Mutual Global Discovery Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$200	1.96%

Expenses Paid, Amount	$ 200
Expense Ratio, Percent	1.96%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class C shares of Franklin Mutual Global Discovery Fund returned 3.80%. The Fund compares its performance to the MSCI World Value Index-NR, which returned 11.47% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fiserv, a payments firm, as its Clover business continues to see robust growth, driven by higher value-added services penetration.
↑	DBS Group, a Singaporean bank, as earnings at the well-managed bank have been robust on growth in its commercial and consumer banking businesses.
↑	Tencent, China-based online firm, on a recovery in its gaming business, strong advertising growth and improved shareholder returns.

Top detractors from performance:
↓	Samsung Electronics, a South Korea-based consumer electronics manufacturer, as shares de-rated on concerns about execution at its DRAM business and adoption of its leading-edge high-bandwidth memory.
↓	CVS Health, a pharmacy and health care services provider, on soft results due to execution issues and struggles at its Medicare Advantage business.
↓	Humana, a U.S. managed care company, on higher medical costs at its Medicare Advantage business and a weaker earnings outlook.
Use of derivatives and the impact on performance:
The Fund utilized currency forward contracts and currency futures contracts to hedge against currency risk. These derivatives contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class C	3.80	5.57	5.21
Class C (with sales charge)	2.86	5.57	5.21
MSCI All Country World Index-NR	17.49	10.06	9.23
MSCI World Value Index-NR	11.47	6.97	6.65

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 29, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 8,699,133,165
Holdings Count | $ / shares	70	[8]
Advisory Fees Paid, Amount	$ 77,657,443
Investment Company Portfolio Turnover	34.55%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$8,699,133,165
Total Number of Portfolio Holdings*	70
Total Management Fee Paid	$77,657,443
Portfolio Turnover Rate	34.55%
[8]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 29, 2024, Katrina Dudley stepped down as portfolio manager of the Fund.
This is a summary of a change to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025,  at      https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Global Discovery Fund
Class Name	Class R
Trading Symbol	TEDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Mutual Global Discovery Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$149	1.46%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R shares of Franklin Mutual Global Discovery Fund returned 4.32%. The Fund compares its performance to the MSCI World Value Index-NR, which returned 11.47% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fiserv, a payments firm, as its Clover business continues to see robust growth, driven by higher value-added services penetration.
↑	DBS Group, a Singaporean bank, as earnings at the well-managed bank have been robust on growth in its commercial and consumer banking businesses.
↑	Tencent, China-based online firm, on a recovery in its gaming business, strong advertising growth and improved shareholder returns.

Top detractors from performance:
↓	Samsung Electronics, a South Korea-based consumer electronics manufacturer, as shares de-rated on concerns about execution at its DRAM business and adoption of its leading-edge high-bandwidth memory.
↓	CVS Health, a pharmacy and health care services provider, on soft results due to execution issues and struggles at its Medicare Advantage business.
↓	Humana, a U.S. managed care company, on higher medical costs at its Medicare Advantage business and a weaker earnings outlook.
Use of derivatives and the impact on performance:
The Fund utilized currency forward contracts and currency futures contracts to hedge against currency risk. These derivatives contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class R	4.32	6.09	5.74
MSCI All Country World Index-NR	17.49	10.06	9.23
MSCI World Value Index-NR	11.47	6.97	6.65

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 29, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 8,699,133,165
Holdings Count | $ / shares	70	[9]
Advisory Fees Paid, Amount	$ 77,657,443
Investment Company Portfolio Turnover	34.55%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$8,699,133,165
Total Number of Portfolio Holdings*	70
Total Management Fee Paid	$77,657,443
Portfolio Turnover Rate	34.55%
[9]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 29, 2024, Katrina Dudley stepped down as portfolio manager of the Fund.
This is a summary of a change to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025,  at      https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Global Discovery Fund
Class Name	Class R6
Trading Symbol	FMDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Mutual Global Discovery Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$90	0.88%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R6 shares of Franklin Mutual Global Discovery Fund returned 4.92%. The Fund compares its performance to the MSCI World Value Index-NR, which returned 11.47% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fiserv, a payments firm, as its Clover business continues to see robust growth, driven by higher value-added services penetration.
↑	DBS Group, a Singaporean bank, as earnings at the well-managed bank have been robust on growth in its commercial and consumer banking businesses.
↑	Tencent, China-based online firm, on a recovery in its gaming business, strong advertising growth and improved shareholder returns.

Top detractors from performance:
↓	Samsung Electronics, a South Korea-based consumer electronics manufacturer, as shares de-rated on concerns about execution at its DRAM business and adoption of its leading-edge high-bandwidth memory.
↓	CVS Health, a pharmacy and health care services provider, on soft results due to execution issues and struggles at its Medicare Advantage business.
↓	Humana, a U.S. managed care company, on higher medical costs at its Medicare Advantage business and a weaker earnings outlook.
Use of derivatives and the impact on performance:
The Fund utilized currency forward contracts and currency futures contracts to hedge against currency risk. These derivatives contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class R6	4.92	6.73	6.38
MSCI All Country World Index-NR	17.49	10.06	9.23
MSCI World Value Index-NR	11.47	6.97	6.65

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 29, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 8,699,133,165
Holdings Count | $ / shares	70	[10]
Advisory Fees Paid, Amount	$ 77,657,443
Investment Company Portfolio Turnover	34.55%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$8,699,133,165
Total Number of Portfolio Holdings*	70
Total Management Fee Paid	$77,657,443
Portfolio Turnover Rate	34.55%
[10]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 29, 2024, Katrina Dudley stepped down as portfolio manager of the Fund.
This is a summary of a change to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025,  at      https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Z
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Global Discovery Fund
Class Name	Class Z
Trading Symbol	MDISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Mutual Global Discovery Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$98	0.96%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class Z shares of Franklin Mutual Global Discovery Fund returned 4.84%. The Fund compares its performance to the MSCI World Value Index-NR, which returned 11.47% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fiserv, a payments firm, as its Clover business continues to see robust growth, driven by higher value-added services penetration.
↑	DBS Group, a Singaporean bank, as earnings at the well-managed bank have been robust on growth in its commercial and consumer banking businesses.
↑	Tencent, China-based online firm, on a recovery in its gaming business, strong advertising growth and improved shareholder returns.

Top detractors from performance:
↓	Samsung Electronics, a South Korea-based consumer electronics manufacturer, as shares de-rated on concerns about execution at its DRAM business and adoption of its leading-edge high-bandwidth memory.
↓	CVS Health, a pharmacy and health care services provider, on soft results due to execution issues and struggles at its Medicare Advantage business.
↓	Humana, a U.S. managed care company, on higher medical costs at its Medicare Advantage business and a weaker earnings outlook.
Use of derivatives and the impact on performance:
The Fund utilized currency forward contracts and currency futures contracts to hedge against currency risk. These derivatives contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class Z	4.84	6.63	6.27
MSCI All Country World Index-NR	17.49	10.06	9.23
MSCI World Value Index-NR	11.47	6.97	6.65

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 29, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 8,699,133,165
Holdings Count | $ / shares	70	[11]
Advisory Fees Paid, Amount	$ 77,657,443
Investment Company Portfolio Turnover	34.55%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$8,699,133,165
Total Number of Portfolio Holdings*	70
Total Management Fee Paid	$77,657,443
Portfolio Turnover Rate	34.55%
[11]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective February 29, 2024, Katrina Dudley stepped down as portfolio manager of the Fund.
This is a summary of a change to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025,  at      https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Mutual International Value Fund
Class Name	Class A
Trading Symbol	TEMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Mutual International Value Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$122	1.20%
[12]
Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class A shares of Franklin Mutual International Value Fund returned 3.40%. The Fund compares its performance to the MSCI EAFE Value Index-NR, which returned 5.68% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
St. James’s Place, a U.K. wealth manager, as the market came to terms with the company’s changes in its fee structures, the reserves taken to cover potential advice claims appeared to be sufficient, and the company continued to grow its assets under management.

↑	DBS Group, a Singaporean bank, as earnings at the well-managed bank have been robust on growth in its commercial and consumer banking businesses.
↑	Tencent, a China-based online firm, on a recovery in its gaming business, strong advertising growth and improved shareholder returns.

Top detractors from performance:
↓	Samsung Electronics, a South Korea-based consumer electronics manufacturer, as shares de-rated on concerns about execution at its DRAM business and adoption of its leading-edge high-bandwidth memory.
↓	Schlumberger, an oilfield services firm, amid both weaker oil prices and softer North American results.
↓	Kering, a French-based luxury goods company, amid weaker revenues and as it works to stabilize and improve sales at its Gucci brand.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class A	3.40	5.32	4.72
Class A (with sales charge)	-2.29	4.14	4.13
MSCI All Country World ex-U.S. Index-NR	5.53	4.10	4.80
MSCI EAFE Value Index-NR	5.68	5.09	4.31

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 773,676,249
Holdings Count | $ / shares	51	[13]
Advisory Fees Paid, Amount	$ 6,228,283
Investment Company Portfolio Turnover	42.06%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$773,676,249
Total Number of Portfolio Holdings*	51
Total Management Fee Paid	$6,228,283
Portfolio Turnover Rate	42.06%
[13]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective December 31, 2024, Todd Ostrow stepped down as portfolio manager of the Fund and effective February 29, 2024, Katrina Dudley stepped down as portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Mutual International Value Fund
Class Name	Class C
Trading Symbol	TEURX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Mutual International Value Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$198	1.95%
[14]
Expenses Paid, Amount	$ 198
Expense Ratio, Percent	1.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class C shares of Franklin Mutual International Value Fund returned 2.62%. The Fund compares its performance to the MSCI EAFE Value Index-NR, which returned 5.68% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
St. James’s Place, a U.K. wealth manager, as the market came to terms with the company’s changes in its fee structures, the reserves taken to cover potential advice claims appeared to be sufficient, and the company continued to grow its assets under management.

↑	DBS Group, a Singaporean bank, as earnings at the well-managed bank have been robust on growth in its commercial and consumer banking businesses.
↑	Tencent, a China-based online firm, on a recovery in its gaming business, strong advertising growth and improved shareholder returns.

Top detractors from performance:
↓	Samsung Electronics, a South Korea-based consumer electronics manufacturer, as shares de-rated on concerns about execution at its DRAM business and adoption of its leading-edge high-bandwidth memory.
↓	Schlumberger, an oilfield services firm, amid both weaker oil prices and softer North American results.
↓	Kering, a French-based luxury goods company, amid weaker revenues and as it works to stabilize and improve sales at its Gucci brand.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class C	2.62	4.53	3.94
Class C (with sales charge)	1.62	4.53	3.94
MSCI All Country World ex-U.S. Index-NR	5.53	4.10	4.80
MSCI EAFE Value Index-NR	5.68	5.09	4.31

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 773,676,249
Holdings Count | $ / shares	51	[15]
Advisory Fees Paid, Amount	$ 6,228,283
Investment Company Portfolio Turnover	42.06%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$773,676,249
Total Number of Portfolio Holdings*	51
Total Management Fee Paid	$6,228,283
Portfolio Turnover Rate	42.06%
[15]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective December 31, 2024, Todd Ostrow stepped down as portfolio manager of the Fund and effective February 29, 2024, Katrina Dudley stepped down as portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Mutual International Value Fund
Class Name	Class R
Trading Symbol	FMURX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Mutual International Value Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$147	1.45%
[16]
Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R shares of Franklin Mutual International Value Fund returned 3.16%. The Fund compares its performance to the MSCI EAFE Value Index-NR, which returned 5.68% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
St. James’s Place, a U.K. wealth manager, as the market came to terms with the company’s changes in its fee structures, the reserves taken to cover potential advice claims appeared to be sufficient, and the company continued to grow its assets under management.

↑	DBS Group, a Singaporean bank, as earnings at the well-managed bank have been robust on growth in its commercial and consumer banking businesses.
↑	Tencent, a China-based online firm, on a recovery in its gaming business, strong advertising growth and improved shareholder returns.

Top detractors from performance:
↓	Samsung Electronics, a South Korea-based consumer electronics manufacturer, as shares de-rated on concerns about execution at its DRAM business and adoption of its leading-edge high-bandwidth memory.
↓	Schlumberger, an oilfield services firm, amid both weaker oil prices and softer North American results.
↓	Kering, a French-based luxury goods company, amid weaker revenues and as it works to stabilize and improve sales at its Gucci brand.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class R	3.16	5.05	4.46
MSCI All Country World ex-U.S. Index-NR	5.53	4.10	4.80
MSCI EAFE Value Index-NR	5.68	5.09	4.31

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 773,676,249
Holdings Count | $ / shares	51	[17]
Advisory Fees Paid, Amount	$ 6,228,283
Investment Company Portfolio Turnover	42.06%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$773,676,249
Total Number of Portfolio Holdings*	51
Total Management Fee Paid	$6,228,283
Portfolio Turnover Rate	42.06%
[17]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective December 31, 2024, Todd Ostrow stepped down as portfolio manager of the Fund and effective February 29, 2024, Katrina Dudley stepped down as portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Mutual International Value Fund
Class Name	Class R6
Trading Symbol	FMEUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Mutual International Value Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$92	0.90%
[18]
Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R6 shares of Franklin Mutual International Value Fund returned 3.74%. The Fund compares its performance to the MSCI EAFE Value Index-NR, which returned 5.68% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
St. James’s Place, a U.K. wealth manager, as the market came to terms with the company’s changes in its fee structures, the reserves taken to cover potential advice claims appeared to be sufficient, and the company continued to grow its assets under management.

↑	DBS Group, a Singaporean bank, as earnings at the well-managed bank have been robust on growth in its commercial and consumer banking businesses.
↑	Tencent, a China-based online firm, on a recovery in its gaming business, strong advertising growth and improved shareholder returns.

Top detractors from performance:
↓	Samsung Electronics, a South Korea-based consumer electronics manufacturer, as shares de-rated on concerns about execution at its DRAM business and adoption of its leading-edge high-bandwidth memory.
↓	Schlumberger, an oilfield services firm, amid both weaker oil prices and softer North American results.
↓	Kering, a French-based luxury goods company, amid weaker revenues and as it works to stabilize and improve sales at its Gucci brand.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class R6	3.74	5.68	5.10
MSCI All Country World ex-U.S. Index-NR	5.53	4.10	4.80
MSCI EAFE Value Index-NR	5.68	5.09	4.31

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 773,676,249
Holdings Count | $ / shares	51	[19]
Advisory Fees Paid, Amount	$ 6,228,283
Investment Company Portfolio Turnover	42.06%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$773,676,249
Total Number of Portfolio Holdings*	51
Total Management Fee Paid	$6,228,283
Portfolio Turnover Rate	42.06%
[19]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective December 31, 2024, Todd Ostrow stepped down as portfolio manager of the Fund and effective February 29, 2024, Katrina Dudley stepped down as portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Z
Shareholder Report [Line Items]
Fund Name	Franklin Mutual International Value Fund
Class Name	Class Z
Trading Symbol	MEURX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Mutual International Value Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Z	$97	0.95%
[20]
Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class Z shares of Franklin Mutual International Value Fund returned 3.67%. The Fund compares its performance to the MSCI EAFE Value Index-NR, which returned 5.68% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
St. James’s Place, a U.K. wealth manager, as the market came to terms with the company’s changes in its fee structures, the reserves taken to cover potential advice claims appeared to be sufficient, and the company continued to grow its assets under management.

↑	DBS Group, a Singaporean bank, as earnings at the well-managed bank have been robust on growth in its commercial and consumer banking businesses.
↑	Tencent, a China-based online firm, on a recovery in its gaming business, strong advertising growth and improved shareholder returns.

Top detractors from performance:
↓	Samsung Electronics, a South Korea-based consumer electronics manufacturer, as shares de-rated on concerns about execution at its DRAM business and adoption of its leading-edge high-bandwidth memory.
↓	Schlumberger, an oilfield services firm, amid both weaker oil prices and softer North American results.
↓	Kering, a French-based luxury goods company, amid weaker revenues and as it works to stabilize and improve sales at its Gucci brand.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class Z	3.67	5.59	4.99
MSCI All Country World ex-U.S. Index-NR	5.53	4.10	4.80
MSCI EAFE Value Index-NR	5.68	5.09	4.31

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 773,676,249
Holdings Count | $ / shares	51	[21]
Advisory Fees Paid, Amount	$ 6,228,283
Investment Company Portfolio Turnover	42.06%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$773,676,249
Total Number of Portfolio Holdings*	51
Total Management Fee Paid	$6,228,283
Portfolio Turnover Rate	42.06%
[21]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective December 31, 2024, Todd Ostrow stepped down as portfolio manager of the Fund and effective February 29, 2024, Katrina Dudley stepped down as portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025,  at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Quest Fund
Class Name	Class A
Trading Symbol	TEQIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Mutual Quest Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$106	1.02%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class A shares of Franklin Mutual Quest Fund returned 8.61%. The Fund compares its performance to the Blended Benchmark†, the MSCI World Value Index-NR and the Bloomberg U.S. Corporate High Yield Index, which returned 10.57%, 11.47% and 8.19%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
St. James’s Place, a U.K. wealth manager, as the market came to terms with the company’s changes in its fee structures, the reserves taken to cover potential advice claims appeared to be sufficient, and the company continued to grow its assets under management.

↑	Apollo Global Management, an alternative asset manager, on robust origination and optimism about investor demand for private credit.
↑	International Paper, a packaging producer, as a new chief executive officer focuses on improving sales through price increases, operating performance and margins.

Top detractors from performance:
↓	CVS Health, a pharmacy and health care services provider, on soft results due to execution issues and struggles at its Medicare Advantage business.
↓	A merger arbitrage position in Capri Holdings after U.S. regulators blocked its deal to be acquired by rival luxury goods brand Tapestry.
↓	Heineken, a beer maker, on weaker growth in Europe.
Use of derivatives and the impact on performance:
The Fund utilized currency forwards, currency futures and equity options to hedge against currency effects and to help execute the special situations portion of the Fund’s strategy, which modestly contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class A	8.61	3.90	3.93
Class A (with sales charge)	2.65	2.72	3.34
MSCI All Country World Index-NR	17.49	10.06	9.23
Blended Benchmark†	10.57	6.28	6.32
MSCI World Value Index-NR	11.47	6.97	6.65
Bloomberg U.S. Corporate High Yield Index	8.19	4.21	5.17
[22]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,564,480,108
Holdings Count | $ / shares	94	[23]
Advisory Fees Paid, Amount	$ 18,009,522
Investment Company Portfolio Turnover	48.47%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$2,564,480,108
Total Number of Portfolio Holdings*	94
Total Management Fee Paid	$18,009,522
Portfolio Turnover Rate	48.47%
[23]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Quest Fund
Class Name	Class C
Trading Symbol	TEMQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Mutual Quest Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$183	1.76%

Expenses Paid, Amount	$ 183
Expense Ratio, Percent	1.76%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class C shares of Franklin Mutual Quest Fund returned 7.77%. The Fund compares its performance to the Blended Benchmark†, the MSCI World Value Index-NR and the Bloomberg U.S. Corporate High Yield Index, which returned 10.57%, 11.47% and 8.19%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
St. James’s Place, a U.K. wealth manager, as the market came to terms with the company’s changes in its fee structures, the reserves taken to cover potential advice claims appeared to be sufficient, and the company continued to grow its assets under management.

↑	Apollo Global Management, an alternative asset manager, on robust origination and optimism about investor demand for private credit.
↑	International Paper, a packaging producer, as a new chief executive officer focuses on improving sales through price increases, operating performance and margins.

Top detractors from performance:
↓	CVS Health, a pharmacy and health care services provider, on soft results due to execution issues and struggles at its Medicare Advantage business.
↓	A merger arbitrage position in Capri Holdings after U.S. regulators blocked its deal to be acquired by rival luxury goods brand Tapestry.
↓	Heineken, a beer maker, on weaker growth in Europe.
Use of derivatives and the impact on performance:
The Fund utilized currency forwards, currency futures and equity options to hedge against currency effects and to help execute the special situations portion of the Fund’s strategy, which modestly contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class C	7.77	3.12	3.15
Class C (with sales charge)	6.77	3.12	3.15
MSCI All Country World Index-NR	17.49	10.06	9.23
Blended Benchmark†	10.57	6.28	6.32
MSCI World Value Index-NR	11.47	6.97	6.65
Bloomberg U.S. Corporate High Yield Index	8.19	4.21	5.17
[24]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,564,480,108
Holdings Count | $ / shares	94	[25]
Advisory Fees Paid, Amount	$ 18,009,522
Investment Company Portfolio Turnover	48.47%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$2,564,480,108
Total Number of Portfolio Holdings*	94
Total Management Fee Paid	$18,009,522
Portfolio Turnover Rate	48.47%
[25]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Quest Fund
Class Name	Class R
Trading Symbol	FMQSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Mutual Quest Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$132	1.27%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R shares of Franklin Mutual Quest Fund returned 8.27%. The Fund compares its performance to the Blended Benchmark†, the MSCI World Value Index-NR and the Bloomberg U.S. Corporate High Yield Index, which returned 10.57%, 11.47% and 8.19%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
St. James’s Place, a U.K. wealth manager, as the market came to terms with the company’s changes in its fee structures, the reserves taken to cover potential advice claims appeared to be sufficient, and the company continued to grow its assets under management.

↑	Apollo Global Management, an alternative asset manager, on robust origination and optimism about investor demand for private credit.
↑	International Paper, a packaging producer, as a new chief executive officer focuses on improving sales through price increases, operating performance and margins.

Top detractors from performance:
↓	CVS Health, a pharmacy and health care services provider, on soft results due to execution issues and struggles at its Medicare Advantage business.
↓	A merger arbitrage position in Capri Holdings after U.S. regulators blocked its deal to be acquired by rival luxury goods brand Tapestry.
↓	Heineken, a beer maker, on weaker growth in Europe.
Use of derivatives and the impact on performance:
The Fund utilized currency forwards, currency futures and equity options to hedge against currency effects and to help execute the special situations portion of the Fund’s strategy, which modestly contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class R	8.27	3.63	3.67
MSCI All Country World Index-NR	17.49	10.06	9.23
Blended Benchmark†	10.57	6.28	6.32
MSCI World Value Index-NR	11.47	6.97	6.65
Bloomberg U.S. Corporate High Yield Index	8.19	4.21	5.17
[26]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,564,480,108
Holdings Count | $ / shares	94	[27]
Advisory Fees Paid, Amount	$ 18,009,522
Investment Company Portfolio Turnover	48.47%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$2,564,480,108
Total Number of Portfolio Holdings*	94
Total Management Fee Paid	$18,009,522
Portfolio Turnover Rate	48.47%
[27]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Quest Fund
Class Name	Class R6
Trading Symbol	FMQRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Mutual Quest Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$75	0.72%
[28]
Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R6 shares of Franklin Mutual Quest Fund returned 8.86%. The Fund compares its performance to the Blended Benchmark†, the MSCI World Value Index-NR and the Bloomberg U.S. Corporate High Yield Index, which returned 10.57%, 11.47% and 8.19%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
St. James’s Place, a U.K. wealth manager, as the market came to terms with the company’s changes in its fee structures, the reserves taken to cover potential advice claims appeared to be sufficient, and the company continued to grow its assets under management.

↑	Apollo Global Management, an alternative asset manager, on robust origination and optimism about investor demand for private credit.
↑	International Paper, a packaging producer, as a new chief executive officer focuses on improving sales through price increases, operating performance and margins.

Top detractors from performance:
↓	CVS Health, a pharmacy and health care services provider, on soft results due to execution issues and struggles at its Medicare Advantage business.
↓	A merger arbitrage position in Capri Holdings after U.S. regulators blocked its deal to be acquired by rival luxury goods brand Tapestry.
↓	Heineken, a beer maker, on weaker growth in Europe.
Use of derivatives and the impact on performance:
The Fund utilized currency forwards, currency futures and equity options to hedge against currency effects and to help execute the special situations portion of the Fund’s strategy, which modestly contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class R6	8.86	4.21	4.25
MSCI All Country World Index-NR	17.49	10.06	9.23
Blended Benchmark†	10.57	6.28	6.32
MSCI World Value Index-NR	11.47	6.97	6.65
Bloomberg U.S. Corporate High Yield Index	8.19	4.21	5.17
[29]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,564,480,108
Holdings Count | $ / shares	94	[30]
Advisory Fees Paid, Amount	$ 18,009,522
Investment Company Portfolio Turnover	48.47%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$2,564,480,108
Total Number of Portfolio Holdings*	94
Total Management Fee Paid	$18,009,522
Portfolio Turnover Rate	48.47%
[30]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Z
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Quest Fund
Class Name	Class Z
Trading Symbol	MQIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Mutual Quest Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$80	0.77%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class Z shares of Franklin Mutual Quest Fund returned 8.80%. The Fund compares its performance to the Blended Benchmark†, the MSCI World Value Index-NR and the Bloomberg U.S. Corporate High Yield Index, which returned 10.57%, 11.47% and 8.19%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
St. James’s Place, a U.K. wealth manager, as the market came to terms with the company’s changes in its fee structures, the reserves taken to cover potential advice claims appeared to be sufficient, and the company continued to grow its assets under management.

↑	Apollo Global Management, an alternative asset manager, on robust origination and optimism about investor demand for private credit.
↑	International Paper, a packaging producer, as a new chief executive officer focuses on improving sales through price increases, operating performance and margins.

Top detractors from performance:
↓	CVS Health, a pharmacy and health care services provider, on soft results due to execution issues and struggles at its Medicare Advantage business.
↓	A merger arbitrage position in Capri Holdings after U.S. regulators blocked its deal to be acquired by rival luxury goods brand Tapestry.
↓	Heineken, a beer maker, on weaker growth in Europe.
Use of derivatives and the impact on performance:
The Fund utilized currency forwards, currency futures and equity options to hedge against currency effects and to help execute the special situations portion of the Fund’s strategy, which modestly contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class Z	8.80	4.16	4.19
MSCI All Country World Index-NR	17.49	10.06	9.23
Blended Benchmark†	10.57	6.28	6.32
MSCI World Value Index-NR	11.47	6.97	6.65
Bloomberg U.S. Corporate High Yield Index	8.19	4.21	5.17
[31]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,564,480,108
Holdings Count | $ / shares	94	[32]
Advisory Fees Paid, Amount	$ 18,009,522
Investment Company Portfolio Turnover	48.47%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$2,564,480,108
Total Number of Portfolio Holdings*	94
Total Management Fee Paid	$18,009,522
Portfolio Turnover Rate	48.47%
[32]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Shares Fund
Class Name	Class A
Trading Symbol	TESIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Mutual Shares Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$106	1.00%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class A shares of Franklin Mutual Shares Fund returned 11.23%. The Fund compares its performance to the Russell 1000 Value Index, which returned 14.37% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fiserv, a payments firm, as its Clover business continued to see robust growth, driven by higher value-added services penetration.
↑	Flex, a contract electronics manufacturer, benefited from spending trends in artificial intelligence (AI) and strong recent financial results.
↑	Apollo Global Management, an alternative asset manager, on robust origination and optimism about investor demand for private credit.

Top detractors from performance:
↓	CVS Health, a pharmacy and health care services provider, on soft results due to execution issues and struggles at its Medicare Advantage business.
↓	Humana, a U.S. managed care company, on higher medical costs at its Medicare Advantage business and a weaker earnings outlook.
↓	Schlumberger, an oilfield services firm, amid both weaker oil prices and softer North American results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class A	11.23	5.87	5.94
Class A (with sales charge)	5.10	4.68	5.35
Russell 3000 Index	23.81	13.86	12.54
Russell 1000 Value Index	14.37	8.68	8.48

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 7,039,965,683
Holdings Count | $ / shares	69	[33]
Advisory Fees Paid, Amount	$ 48,038,506
Investment Company Portfolio Turnover	33.08%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$7,039,965,683
Total Number of Portfolio Holdings*	69
Total Management Fee Paid	$48,038,506
Portfolio Turnover Rate	33.08%
[33]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Shares Fund
Class Name	Class C
Trading Symbol	TEMTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Mutual Shares Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$184	1.75%

Expenses Paid, Amount	$ 184
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class C shares of Franklin Mutual Shares Fund returned 10.42%. The Fund compares its performance to the Russell 1000 Value Index, which returned 14.37% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fiserv, a payments firm, as its Clover business continued to see robust growth, driven by higher value-added services penetration.
↑	Flex, a contract electronics manufacturer, benefited from spending trends in artificial intelligence (AI) and strong recent financial results.
↑	Apollo Global Management, an alternative asset manager, on robust origination and optimism about investor demand for private credit.

Top detractors from performance:
↓	CVS Health, a pharmacy and health care services provider, on soft results due to execution issues and struggles at its Medicare Advantage business.
↓	Humana, a U.S. managed care company, on higher medical costs at its Medicare Advantage business and a weaker earnings outlook.
↓	Schlumberger, an oilfield services firm, amid both weaker oil prices and softer North American results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class C	10.42	5.10	5.15
Class C (with sales charge)	9.42	5.10	5.15
Russell 3000 Index	23.81	13.86	12.54
Russell 1000 Value Index	14.37	8.68	8.48

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 7,039,965,683
Holdings Count | $ / shares	69	[34]
Advisory Fees Paid, Amount	$ 48,038,506
Investment Company Portfolio Turnover	33.08%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$7,039,965,683
Total Number of Portfolio Holdings*	69
Total Management Fee Paid	$48,038,506
Portfolio Turnover Rate	33.08%
[34]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Shares Fund
Class Name	Class R
Trading Symbol	TESRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Mutual Shares Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$132	1.25%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R shares of Franklin Mutual Shares Fund returned 10.99%. The Fund compares its performance to the Russell 1000 Value Index, which returned 14.37% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fiserv, a payments firm, as its Clover business continued to see robust growth, driven by higher value-added services penetration.
↑	Flex, a contract electronics manufacturer, benefited from spending trends in artificial intelligence (AI) and strong recent financial results.
↑	Apollo Global Management, an alternative asset manager, on robust origination and optimism about investor demand for private credit.

Top detractors from performance:
↓	CVS Health, a pharmacy and health care services provider, on soft results due to execution issues and struggles at its Medicare Advantage business.
↓	Humana, a U.S. managed care company, on higher medical costs at its Medicare Advantage business and a weaker earnings outlook.
↓	Schlumberger, an oilfield services firm, amid both weaker oil prices and softer North American results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class R	10.99	5.62	5.68
Russell 3000 Index	23.81	13.86	12.54
Russell 1000 Value Index	14.37	8.68	8.48

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 7,039,965,683
Holdings Count | $ / shares	69	[35]
Advisory Fees Paid, Amount	$ 48,038,506
Investment Company Portfolio Turnover	33.08%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$7,039,965,683
Total Number of Portfolio Holdings*	69
Total Management Fee Paid	$48,038,506
Portfolio Turnover Rate	33.08%
[35]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Shares Fund
Class Name	Class R6
Trading Symbol	FMSHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Mutual Shares Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$74	0.70%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class R6 shares of Franklin Mutual Shares Fund returned 11.57%. The Fund compares its performance to the Russell 1000 Value Index, which returned 14.37% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fiserv, a payments firm, as its Clover business continued to see robust growth, driven by higher value-added services penetration.
↑	Flex, a contract electronics manufacturer, benefited from spending trends in artificial intelligence (AI) and strong recent financial results.
↑	Apollo Global Management, an alternative asset manager, on robust origination and optimism about investor demand for private credit.

Top detractors from performance:
↓	CVS Health, a pharmacy and health care services provider, on soft results due to execution issues and struggles at its Medicare Advantage business.
↓	Humana, a U.S. managed care company, on higher medical costs at its Medicare Advantage business and a weaker earnings outlook.
↓	Schlumberger, an oilfield services firm, amid both weaker oil prices and softer North American results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class R6	11.57	6.20	6.30
Russell 3000 Index	23.81	13.86	12.54
Russell 1000 Value Index	14.37	8.68	8.48

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 7,039,965,683
Holdings Count | $ / shares	69	[36]
Advisory Fees Paid, Amount	$ 48,038,506
Investment Company Portfolio Turnover	33.08%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$7,039,965,683
Total Number of Portfolio Holdings*	69
Total Management Fee Paid	$48,038,506
Portfolio Turnover Rate	33.08%
[36]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Z
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Shares Fund
Class Name	Class Z
Trading Symbol	MUTHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Mutual Shares Fund for the period January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$79	0.75%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class Z shares of Franklin Mutual Shares Fund returned 11.51%. The Fund compares its performance to the Russell 1000 Value Index, which returned 14.37% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fiserv, a payments firm, as its Clover business continued to see robust growth, driven by higher value-added services penetration.
↑	Flex, a contract electronics manufacturer, benefited from spending trends in artificial intelligence (AI) and strong recent financial results.
↑	Apollo Global Management, an alternative asset manager, on robust origination and optimism about investor demand for private credit.

Top detractors from performance:
↓	CVS Health, a pharmacy and health care services provider, on soft results due to execution issues and struggles at its Medicare Advantage business.
↓	Humana, a U.S. managed care company, on higher medical costs at its Medicare Advantage business and a weaker earnings outlook.
↓	Schlumberger, an oilfield services firm, amid both weaker oil prices and softer North American results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class Z	11.51	6.14	6.21
Russell 3000 Index	23.81	13.86	12.54
Russell 1000 Value Index	14.37	8.68	8.48

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 7,039,965,683
Holdings Count | $ / shares	69	[37]
Advisory Fees Paid, Amount	$ 48,038,506
Investment Company Portfolio Turnover	33.08%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$7,039,965,683
Total Number of Portfolio Holdings*	69
Total Management Fee Paid	$48,038,506
Portfolio Turnover Rate	33.08%
[37]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Does not include derivatives, except purchased options, if any.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Does not include derivatives, except purchased options, if any.

[4]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[5]
*	Does not include derivatives, except purchased options, if any.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Does not include derivatives, except purchased options, if any.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
*	Does not include derivatives, except purchased options, if any.

[10]
*	Does not include derivatives, except purchased options, if any.

[11]
*	Does not include derivatives, except purchased options, if any.

[12]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[13]
*	Does not include derivatives, except purchased options, if any.

[14]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[15]
*	Does not include derivatives, except purchased options, if any.

[16]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[17]
*	Does not include derivatives, except purchased options, if any.

[18]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[19]
*	Does not include derivatives, except purchased options, if any.

[20]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[21]
*	Does not include derivatives, except purchased options, if any.

[22]
†	The Fund’s Blended Benchmark is comprised of 70% MSCI World Value Index-NR and 30% Bloomberg U.S. Corporate High Yield Index.

[23]
*	Does not include derivatives, except purchased options, if any.

[24]
†	The Fund’s Blended Benchmark is comprised of 70% MSCI World Value Index-NR and 30% Bloomberg U.S. Corporate High Yield Index.

[25]
*	Does not include derivatives, except purchased options, if any.

[26]
†	The Fund’s Blended Benchmark is comprised of 70% MSCI World Value Index-NR and 30% Bloomberg U.S. Corporate High Yield Index.

[27]
*	Does not include derivatives, except purchased options, if any.

[28]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[29]
†	The Fund’s Blended Benchmark is comprised of 70% MSCI World Value Index-NR and 30% Bloomberg U.S. Corporate High Yield Index.

[30]
*	Does not include derivatives, except purchased options, if any.

[31]
†	The Fund’s Blended Benchmark is comprised of 70% MSCI World Value Index-NR and 30% Bloomberg U.S. Corporate High Yield Index.

[32]
*	Does not include derivatives, except purchased options, if any.

[33]
*	Does not include derivatives, except purchased options, if any.

[34]
*	Does not include derivatives, except purchased options, if any.

[35]
*	Does not include derivatives, except purchased options, if any.

[36]
*	Does not include derivatives, except purchased options, if any.

[37]
*	Does not include derivatives, except purchased options, if any.